Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade and other payables
12.
Trade and other payables

	As at	As at
	December 31, 2025	December 31, 2024
Trade payables and accrued expenses	460,991	430,585
Personnel accrued expenses	167,644	170,621
Dividend payable	38,611	37,984
	667,246	639,190

The Group’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 25.